Commitments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments [Line Items]
Royalty percentage on future revenues relating to patents		2.00%
Royalty agreement expiry		2033
CDMO Contract
Commitments [Line Items]
Future minimum lease payments			$ 9,000
Remaining payment			83,700
Remaining payment after deduction of minimum lease payments			$ 38,236
License Agreements | Small Molecule Product Candidates
Commitments [Line Items]
Royalty percentage		3.00%
License Agreements | Bottom of Range
Commitments [Line Items]
Royalty percentage		0.50%
License Agreements | Top of Range
Commitments [Line Items]
Royalty percentage		12.00%
Plasma Purchase Agreements | Subsequent Event
Commitments [Line Items]
Committed to purchase	$ 7,071